Pension And OPEB Plans (Schedule Of Assumed Health Care Cost Trend Rates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement obligation, 1-Percentage Point Increase	$ 158
Effect on accumulated postretirement obligation, 1-Percentage Point Decrease		$ (131)
Effect on postretirement benefits cost, 1-Percentage Point Increase	$ 8
Effect on postretirement benefits cost, 1-Percentage Point Decrease		$ (6)
Not Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	8.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024
Medicare Eligible [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care and prescription drug cost trend rate assumed for next year	9.40%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024